FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Crude Oil Instruments (Details) - Crude Oil	12 Months Ended
Dec. 31, 2018 bbl / d $ / bbl
Risk Management
Total average deferred premium on three way collars	1.61
Jan 1, 2019 - Mar 31, 2019, WTI | Swap
Risk Management
Volume | bbl / d	3,000
Weighted average price	53.73
Apr 1, 2019 - Jun 30, 2019, WTI | Brent Swap
Risk Management
Volume | bbl / d	2,700
Weighted average price	(8.10)
Apr 1, 2019 - Jun 30, 2019, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price	(14.83)
Jul 1, 2019 - Sep 30, 2019, WTI | Brent Swap
Risk Management
Volume | bbl / d	2,700
Weighted average price	(8.10)
Jul 1, 2019 - Sep 30, 2019, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price	(14.83)
Oct 1, 2019 - Dec 31, 2019, WTI | Brent Swap
Risk Management
Volume | bbl / d	2,700
Weighted average price	(8.10)
Oct 1, 2019 - Dec 31, 2019, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price	(14.83)
Jan 1, 2020 - Dec 31, 2020, WTI | Brent Swap
Risk Management
Volume | bbl / d	4,400
Weighted average price	(8.03)
Purchased | Jan 1, 2019 - Mar 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	17,000
Weighted average price	54.12
Purchased | Apr 1, 2019 - Jun 30, 2019, WTI | Put
Risk Management
Volume | bbl / d	23,500
Weighted average price	54.59
Purchased | Jul 1, 2019 - Sep 30, 2019, WTI | Put
Risk Management
Volume | bbl / d	24,500
Weighted average price	54.81
Purchased | Oct 1, 2019 - Dec 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	24,500
Weighted average price	54.81
Purchased | Jan 1, 2020 - Dec 31, 2020, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	57.50
Sold | Jan 1, 2019 - Mar 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	17,000
Weighted average price	44.28
Sold | Jan 1, 2019 - Mar 31, 2019, WTI | Call
Risk Management
Volume | bbl / d	17,000
Weighted average price	64.12
Sold | Jan 1, 2019 - Mar 31, 2019, WCS | Differential swap
Risk Management
Volume | bbl / d	1,500
Weighted average price	(14.17)
Sold | Apr 1, 2019 - Jun 30, 2019, WTI | Put
Risk Management
Volume | bbl / d	23,500
Weighted average price	44.50
Sold | Apr 1, 2019 - Jun 30, 2019, WTI | Call
Risk Management
Volume | bbl / d	23,500
Weighted average price	65.52
Sold | Jul 1, 2019 - Sep 30, 2019, WTI | Put
Risk Management
Volume | bbl / d	24,500
Weighted average price	44.64
Sold | Jul 1, 2019 - Sep 30, 2019, WTI | Call
Risk Management
Volume | bbl / d	24,500
Weighted average price	65.95
Sold | Oct 1, 2019 - Dec 31, 2019, WTI | Put
Risk Management
Volume | bbl / d	24,500
Weighted average price	44.64
Sold | Oct 1, 2019 - Dec 31, 2019, WTI | Call
Risk Management
Volume | bbl / d	24,500
Weighted average price	65.99
Sold | Jan 1, 2020 - Dec 31, 2020, WTI | Put
Risk Management
Volume | bbl / d	16,000
Weighted average price	46.88
Sold | Jan 1, 2020 - Dec 31, 2020, WTI | Call
Risk Management
Volume | bbl / d	16,000
Weighted average price	72.50